Annual Total Returns[BarChart] - Utilities UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	8.04%	26.02%	(0.05%)	19.79%	40.71%	(10.04%)	22.79%	15.82%	2.30%	34.24%